Schedule H, Line 4i – SCHEDULE OF ASSETS HELD FOR INVESTMENT PURPOSES AT END OF YEAR	12 Months Ended
Dec. 31, 2025
EBP 015
EBP, Schedule of Asset Held for Investment [Line Items]
Schedule H, Line 4i – SCHEDULE OF ASSETS HELD FOR INVESTMENT PURPOSES AT END OF YEAR
SCHEDULE OF ASSETS HELD FOR INVESTMENT PURPOSES AT END OF YEAR
Form 5500, Schedule H, Part IV, Line 4i
Nordson Hourly-Rated Employees’ Savings Trust Plan
EIN 34-0590250
Plan Number 015

December 31, 2025

(a)	(b) Identity of Issuer, Borrower, Lessor or Similar Party		(c) Description of Investment Including Maturity Date, Rate of Interest, Collateral, Par or Maturity Value	(e) Current Value
	Allspring Government Money Market Fund (Class Inst)	279,608	Shares, Money Market Fund	$279,608
*	Fidelity Investments Money Market Government Portfolio	24,196	Shares, Money Market Fund	24,196
	Loomis Sayles Core Plus Fixed Income Class F	1,875	Shares, Collective Fund	34,196
	Mass Mutual #30237401	3.00%	Group Annuity Contract #30237401	2,218,010
	MFS International Equity Fund (Class 3A)	3,194	Shares, Collective Fund	72,844
	MFS International New Discovery Fund (Class R4)	2,612	Shares, Mutual Fund	84,212
*	Nordson Corporation Common Stock	27,484	Shares, Common Stock	6,607,865
	Northern Trust Collective All Country World Index (ACWI) ex-US Fund Non-Lending	4	Shares, Collective Fund	1,099
	Northern Trust Collective Extended Equity Market Index Fund Non-Lending (Tier III)	699	Shares, Collective Fund	288,061
	Northern Trust S&P 500 Index Fund Non-Lending	1,255	Shares, Collective Fund	867,500
	NYLI Winslow Large Cap Value Class I	22,949	Shares, Mutual Fund	262,763
	State Street Target Retirement Income Non-Lending Series Fund (Class M)	7,055	Shares, Collective Fund	123,688
	State Street Target Retirement 2025 Non-Lending Series Fund (Class M)	1,726	Shares, Collective Fund	37,785
	State Street Target Retirement 2030 Non-Lending Series Fund (Class M)	2,798	Shares, Collective Fund	66,617
	State Street Target Retirement 2035 Non-Lending Series Fund (Class M)	2,938	Shares, Collective Fund	73,707
	State Street Target Retirement 2040 Non-Lending Series Fund (Class M)	39	Shares, Collective Fund	1,025
	State Street Target Retirement 2045 Non-Lending Series Fund (Class M)	9	Shares, Collective Fund	246
	State Street Target Retirement 2050 Non-Lending Series Fund (Class M)	44	Shares, Collective Fund	1,219
	State Street Target Retirement 2055 Non-Lending Series Fund (Class M)	1,665	Shares, Collective Fund	46,452
	State Street Target Retirement 2060 Non-Lending Series Fund (Class M)	3,142	Shares, Collective Fund	82,323
	State Street Target Retirement 2065 Non-Lending Series Fund (Class M)	1,403	Shares, Collective Fund	25,519
	T. Rowe Price Institutional Large Cap Value Fund	3,435	Shares, Mutual Fund	78,657
	Vanguard Balanced Index Fund (Inst)	42,438	Shares, Mutual Fund	2,198,698
	Wellington SMID Cap Research Equity Portfolio (Series 1)	4,051	Shares, Collective Fund	96,258
				13,572,548
*	Participant loans	Participant loans (interest ranging from 3.25% to 9.50%)		20,375
				$13,592,923
*    Party-in-interest to the Plan.